CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) (Parenthetical) - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Convertible notes payable, net of debt discount	$ 11,305	$ 24,820
Common stock, shares authorized	300,000,000	300,000,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares issued	10,819,995	25,121
Common stock, shares outstanding	10,819,995	25,121
Redeemable Series N Senior Convertible Preferred Stock [Member]
Preferred stock, shares authorized	3,000,000	3,000,000
Preferred stock, stated value	$ 4.00	$ 4.00
Preferred stock, shares issued	868,056	868,056
Preferred stock, shares outstanding	868,056	868,056
Redeemable Series R Senior Convertible Preferred Stock [Member]
Preferred stock, shares authorized	5,000	5,000
Preferred stock, stated value	$ 1,200	$ 1,200
Preferred stock, shares issued	165	165
Preferred stock, shares outstanding	165	165
Redeemable Series X Senior Convertible Preferred Stock [Member]
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, stated value	$ 4.00	$ 4.00
Preferred stock, shares issued	375,000	375,000
Preferred stock, shares outstanding	375,000	375,000
Series B Preferred Stock [Member]
Preferred stock, shares authorized	3,000,000	3,000,000
Preferred stock, stated value	$ 4.00	$ 4.00
Preferred stock, shares issued	1,360,679	2,139,478
Preferred stock, shares outstanding	1,360,679	2,139,478
Series C Preferred Stock [Member]
Preferred stock, shares authorized	500	500
Preferred stock, stated value	$ 4.00	$ 4.00
Preferred stock, shares issued	99	123
Preferred stock, shares outstanding	99	123
Series E Preferred Stock [Member]
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, stated value	$ 4.00	$ 4.00
Preferred stock, shares issued	155,750	155,750
Preferred stock, shares outstanding	155,750	155,750
Series F-1 Preferred Stock [Member]
Preferred stock, shares authorized	50,000	50,000
Preferred stock, stated value	$ 4.00	$ 4.00
Preferred stock, shares issued	35,752	35,752
Preferred stock, shares outstanding	35,752	35,752
Series I Preferred Stock [Member]
Preferred stock, shares authorized	15,000,000	15,000,000
Preferred stock, stated value	$ 4.00	$ 4.00
Preferred stock, shares issued	12,089,000	14,885,000
Preferred stock, shares outstanding	12,089,000	14,885,000
Series J Preferred Stock [Member]
Preferred stock, shares authorized	2,000,000	2,000,000
Preferred stock, stated value	$ 4.00	$ 4.00
Preferred stock, shares issued	171,359	1,713,584
Preferred stock, shares outstanding	171,359	1,713,584
Series L Preferred Stock [Member]
Preferred stock, shares authorized	400,000	400,000
Preferred stock, stated value	$ 4.00	$ 4.00
Preferred stock, shares issued	319,493	319,493
Preferred stock, shares outstanding	319,493	319,493